T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund
September 30, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.9%
COMMUNICATION SERVICES 2.5%
Entertainment 0.8%
Madison Square Garden Entertainment (1) 4,118 299
Sciplay, Class A (1) 25,611 530
Take-Two Interactive Software (1) 2,981 459
Zynga, Class A (1) 53,450 403
1,691
Media 1.7%
Cable One  456 827
Gray Television  19,513 445
Liberty Broadband, Class C (1) 4,517 780
News, Class A  39,704 934
Nexstar Media Group, Class A  5,672 862
3,848
Total Communication Services 5,539
CONSUMER DISCRETIONARY 12.8%
Auto Components 1.2%
BorgWarner  16,016 692
Dorman Products (1) 5,262 498
Gentex  24,663 813
Patrick Industries  8,613 718
2,721
Distributors 0.3%
LKQ (1) 12,112 609
609
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions (1) 2,834 395
Service Corp International  12,130 731
Stride (1) 10,735 386
Terminix Global Holdings (1) 15,483 645
2,157
Hotels, Restaurants & Leisure 3.4%
Boyd Gaming (1) 16,312 1,032
Choice Hotels International  5,607 708
Churchill Downs  2,319 557
Darden Restaurants  5,282 800
Dine Brands Global (1) 7,974 648
Domino's Pizza  1,208 576
Penn National Gaming (1) 5,252 380
Travel + Leisure  13,721 748

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Vail Resorts  1,726 577
Wendy's  32,841 712
Wyndham Hotels & Resorts  11,286 871
7,609
Household Durables 1.6%
Helen of Troy (1) 3,357 754
KB Home  10,845 422
La-Z-Boy  14,455 466
NVR (1) 128 614
PulteGroup  19,348 888
TopBuild (1) 2,127 436
3,580
Internet & Direct Marketing Retail 0.7%
1-800-Flowers.com, Class A (1) 19,312 589
Etsy (1) 4,338 902
1,491
Leisure Products 0.2%
Malibu Boats, Class A (1) 5,352 375
375
Multiline Retail 0.5%
Big Lots  7,924 344
Kohl's  14,935 703
1,047
Specialty Retail 2.0%
Asbury Automotive Group (1) 4,149 816
AutoNation (1) 6,766 824
Burlington Stores (1) 1,702 483
Foot Locker  13,538 618
Rent-A-Center  12,085 679
Williams-Sonoma  5,940 1,054
4,474
Textiles, Apparel & Luxury Goods 1.9%
Capri Holdings (1) 13,503 654
Carter's  5,692 553
Deckers Outdoor (1) 2,667 961
Kontoor Brands  11,600 579
PVH (1) 7,420 763
Steven Madden  15,506 623
4,133
Total Consumer Discretionary 28,196

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.8%
Beverages 0.4%
Coca-Cola Consolidated  1,964 774
774
Food & Staples Retailing 1.3%
BJ's Wholesale Club Holdings (1) 17,462 959
Casey's General Stores  3,944 743
Sprouts Farmers Market (1) 14,006 325
U.S. Foods Holding (1) 24,995 866
2,893
Food Products 1.0%
Darling Ingredients (1) 11,951 859
Ingredion  3,339 297
John B. Sanfilippo & Son  2,461 201
Lamb Weston Holdings  6,227 382
Post Holdings (1) 4,970 548
2,287
Household Products 0.1%
Church & Dwight  3,664 303
303
Total Consumer Staples 6,257
ENERGY 3.6%
Energy Equipment & Services 0.7%
Cactus, Class A  21,568 814
NexTier Oilfield Solutions (1) 146,135 672
1,486
Oil, Gas & Consumable Fuels 2.9%
Devon Energy  50,360 1,788
Diamondback Energy  15,427 1,460
Magnolia Oil & Gas, Class A  75,640 1,346
ONEOK  12,077 700
Renewable Energy Group (1) 6,611 332
Texas Pacific Land  652 789
6,415
Total Energy 7,901
FINANCIALS 13.5%
Banks 7.1%
Ameris Bancorp  14,500 752
Bank of Hawaii  7,168 589
BankUnited  21,775 911
BOK Financial  10,106 905

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
City Holding  5,813 453
Commerce Bancshares  8,995 627
East West Bancorp  16,405 1,272
First Citizens BancShares, Class A  1,112 938
First Foundation  31,496 828
Heartland Financial USA  17,661 849
Hope Bancorp  43,930 634
Huntington Bancshares  47,895 740
Nicolet Bankshares (1) 9,328 692
Pinnacle Financial Partners  7,872 741
Popular  9,950 773
Prosperity Bancshares  7,290 518
Signature Bank  5,395 1,469
WesBanco  11,777 401
Western Alliance Bancorp  14,388 1,566
15,658
Capital Markets 1.7%
Artisan Partners Asset Management, Class A  10,065 492
Cboe Global Markets  5,663 701
Cohen & Steers  6,147 515
FactSet Research Systems  1,797 710
MarketAxess Holdings  1,018 428
MSCI  655 399
Raymond James Financial  6,894 636
3,881
Consumer Finance 0.3%
PROG Holdings  9,586 403
SLM  18,665 328
731
Diversified Financial Services 0.3%
Voya Financial  11,708 719
719
Insurance 3.7%
American Financial Group  6,905 869
Arthur J Gallagher  6,291 935
Assurant  3,661 577
Everest Re Group  2,067 518
First American Financial  9,782 656
Globe Life  7,042 627
Hanover Insurance Group  5,476 710
Kemper  7,845 524
Old Republic International  24,030 556
Primerica  4,927 757
Reinsurance Group of America  5,538 616

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Safety Insurance Group  4,890 388
Selective Insurance Group  6,072 459
8,192
Thrifts & Mortgage Finance 0.4%
Federal Agricultural Mortgage, Class C  4,743 515
Radian Group  14,729 334
849
Total Financials 30,030
HEALTH CARE 15.9%
Biotechnology 4.6%
ACADIA Pharmaceuticals (1) 11,799 196
Acceleron Pharma (1) 3,427 590
Agios Pharmaceuticals (1) 2,330 108
Alkermes (1) 9,663 298
Allogene Therapeutics (1) 2,796 72
Apellis Pharmaceuticals (1) 4,310 142
Blueprint Medicines (1) 3,270 336
CRISPR Therapeutics (1) 2,556 286
Denali Therapeutics (1) 6,300 318
Emergent BioSolutions (1) 4,740 237
Exact Sciences (1) 3,732 356
Exelixis (1) 16,432 347
Fate Therapeutics (1) 5,597 332
Global Blood Therapeutics (1) 4,110 105
Horizon Therapeutics (1) 9,380 1,027
Insmed (1) 17,535 483
Ionis Pharmaceuticals (1) 7,358 247
Iovance Biotherapeutics (1) 8,306 205
Karuna Therapeutics (1) 1,610 197
Kodiak Sciences (1) 4,767 458
Kymera Therapeutics (1) 1,400 82
Mirati Therapeutics (1) 2,507 443
Neurocrine Biosciences (1) 4,697 450
Prothena (1) 5,948 424
PTC Therapeutics (1) 3,064 114
Replimune Group (1) 7,139 212
Sage Therapeutics (1) 2,722 121
Sarepta Therapeutics (1) 2,334 216
Scholar Rock Holding (1)(2) 5,978 197
Seagen (1) 1,360 231
TG Therapeutics (1) 8,081 269
Turning Point Therapeutics (1) 3,875 257
Ultragenyx Pharmaceutical (1) 6,069 547
uniQure (1) 2,342 75

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Xencor (1) 8,779 287
10,265
Health Care Equipment & Supplies 4.3%
Cooper  1,983 819
Envista Holdings (1) 18,242 763
Haemonetics (1) 4,483 316
Hill-Rom Holdings  9,000 1,350
Hologic (1) 10,393 767
ICU Medical (1) 2,244 524
Insulet (1) 1,607 457
Merit Medical Systems (1) 13,616 978
NuVasive (1) 7,133 427
Penumbra (1) 1,902 507
Quidel (1) 3,367 475
STERIS  2,998 612
Teleflex  1,597 601
West Pharmaceutical Services  2,364 1,004
9,600
Health Care Providers & Services 2.4%
AMN Healthcare Services (1) 9,300 1,067
DaVita (1) 5,379 625
Ensign Group  9,153 686
Guardant Health (1) 3,978 497
ModivCare (1) 4,587 833
Molina Healthcare (1) 5,133 1,393
Pennant Group (1) 7,268 204
5,305
Health Care Technology 0.4%
Omnicell (1) 5,311 788
Simulations Plus (2) 4,018 159
947
Life Sciences Tools & Services 2.9%
Avantor (1) 22,387 916
Charles River Laboratories International (1) 4,008 1,654
ICON (1) 1,981 519
Medpace Holdings (1) 5,695 1,078
PerkinElmer  7,868 1,363
Repligen (1) 3,003 868
6,398
Pharmaceuticals 1.3%
Axsome Therapeutics (1)(2) 2,058 68
Catalent (1) 10,459 1,392
Elanco Animal Health (1) 12,745 406

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Jazz Pharmaceuticals (1) 3,092 403
Prestige Consumer Healthcare (1) 8,220 461
Reata Pharmaceuticals, Class A (1) 917 92
Supernus Pharmaceuticals (1) 4,718 126
2,948
Total Health Care 35,463
INDUSTRIALS & BUSINESS SERVICES 15.3%
Aerospace & Defense 1.4%
Aerojet Rocketdyne Holdings  11,245 490
Curtiss-Wright  6,505 821
Hexcel (1) 10,845 644
Moog, Class A  9,514 725
Vectrus (1) 7,838 394
3,074
Air Freight & Logistics 0.2%
GXO Logistics (1) 6,428 504
504
Airlines 0.5%
Alaska Air Group (1) 12,782 749
American Airlines Group (1) 21,155 434
1,183
Building Products 2.0%
Builders FirstSource (1) 17,117 886
Carlisle  5,358 1,065
Fortune Brands Home & Security  8,065 721
Owens Corning  10,040 858
UFP Industries  11,878 808
4,338
Commercial Services & Supplies 1.2%
Casella Waste Systems, Class A (1) 4,866 370
IAA (1) 10,482 572
KAR Auction Services (1) 33,258 545
Rollins  4,845 171
SP Plus (1) 10,792 331
UniFirst  2,751 585
2,574
Construction & Engineering 1.0%
Comfort Systems USA  9,645 688
EMCOR Group  7,615 879
Primoris Services  23,001 563
2,130

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 1.4%
Atkore (1) 13,016 1,131
Hubbell  5,014 906
Regal Rexnord  6,476 974
3,011
Machinery 3.8%
Alamo Group  4,477 625
Allison Transmission Holdings  11,432 404
Barnes Group  7,310 305
Crane  8,587 814
EnPro Industries  3,477 303
Hillenbrand  17,793 759
Hydrofarm Holdings Group (1) 1,030 39
ITT  8,966 769
Kadant  4,449 908
Lincoln Electric Holdings  3,670 473
Meritor (1) 23,595 503
Oshkosh  7,009 717
Timken  10,009 655
Toro  3,964 386
Zurn Water Solutions  11,792 758
8,418
Marine 0.4%
Matson  10,380 838
838
Professional Services 2.1%
ASGN (1) 8,466 958
Booz Allen Hamilton Holding  9,725 772
CACI International, Class A (1) 2,598 681
Equifax  1,453 368
Insperity  5,051 559
Leidos Holdings  5,819 559
ManpowerGroup  7,609 824
4,721
Road & Rail 1.0%
Landstar System  4,233 668
Old Dominion Freight Line  1,729 494
Werner Enterprises  14,407 638
XPO Logistics (1) 6,428 512
2,312

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors 0.3%
United Rentals (1) 2,131 748
748
Total Industrials & Business Services 33,851
INFORMATION TECHNOLOGY 16.7%
Communications Equipment 0.7%
AudioCodes  14,869 484
Ciena (1) 12,878 661
Ubiquiti  1,311 392
1,537
Electronic Equipment, Instruments & Components 2.1%
Advanced Energy Industries  4,250 373
CDW  4,603 838
Keysight Technologies (1) 4,483 736
Littelfuse  1,996 545
Novanta (1) 1,442 223
OSI Systems (1) 6,034 572
Teledyne Technologies (1) 1,405 604
Zebra Technologies, Class A (1) 1,502 774
4,665
IT Services 2.8%
Broadridge Financial Solutions  3,888 648
Cloudflare, Class A (1) 3,872 436
Euronet Worldwide (1) 6,812 867
Genpact  15,385 731
Globant (1) 3,691 1,037
Maximus  7,533 627
MongoDB (1) 2,789 1,315
TTEC Holdings  5,880 550
6,211
Semiconductors & Semiconductor Equipment 3.8%
Cirrus Logic (1) 7,372 607
CMC Materials  3,803 469
Diodes (1) 7,566 685
Entegris  10,856 1,367
MKS Instruments  5,503 830
Monolithic Power Systems  1,817 881
ON Semiconductor (1) 13,920 637
Onto Innovation (1) 7,465 539
Semtech (1) 10,009 780
Silicon Laboratories (1) 3,273 459
SMART Global Holdings (1) 7,068 315

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Teradyne  7,910 864
8,433
Software 7.3%
ACI Worldwide (1) 15,072 463
Aspen Technology (1) 5,668 696
Bill.com Holdings (1) 3,290 878
Black Knight (1) 10,155 731
Blackbaud (1) 5,654 398
Cadence Design Systems (1) 2,510 380
Dolby Laboratories, Class A  7,338 646
Dropbox, Class A (1) 25,480 744
Envestnet (1) 6,413 515
Fair Isaac (1) 1,973 785
Fortinet (1) 3,659 1,068
HubSpot (1) 1,050 710
J2 Global (1) 5,185 708
Manhattan Associates (1) 7,454 1,141
Open Text  8,719 425
Paylocity Holding (1) 3,540 993
PTC (1) 9,465 1,134
Qualys (1) 3,659 407
Sapiens International  16,671 480
SPS Commerce (1) 7,322 1,181
SS&C Technologies Holdings  6,724 467
Tyler Technologies (1) 1,182 542
Zendesk (1) 6,769 788
16,280
Total Information Technology 37,126
MATERIALS 5.2%
Chemicals 2.6%
Celanese  4,450 670
CF Industries Holdings  17,586 982
Chase  2,413 247
Element Solutions  35,659 773
HB Fuller  10,624 686
Innospec  6,732 567
RPM International  12,475 969
Scotts Miracle-Gro  3,151 461
Westlake Chemical  4,866 443
5,798
Containers & Packaging 1.8%
Avery Dennison  5,023 1,041
Berry Global Group (1) 12,045 733

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Crown Holdings  7,813 787
Packaging Corp. of America  5,770 793
UFP Technologies (1) 6,458 398
Westrock  5,460 272
4,024
Metals & Mining 0.8%
Kaiser Aluminum  5,394 588
Reliance Steel & Aluminum  6,218 885
Steel Dynamics  6,689 391
1,864
Total Materials 11,686
REAL ESTATE 8.0%
Equity Real Estate Investment Trusts 8.0%
American Campus Communities, REIT  11,476 556
Americold Realty Trust, REIT  9,955 289
Apartment Income, REIT  17,888 873
Apartment Investment & Management, Class A, REIT  15,559 107
Armada Hoffler Properties, REIT  66,923 895
Camden Property Trust, REIT  7,159 1,056
CoreSite Realty, REIT  2,904 402
CubeSmart, REIT  11,529 559
CyrusOne, REIT  7,262 562
EPR Properties, REIT  7,330 362
Equity LifeStyle Properties, REIT  10,707 836
First Industrial Realty Trust, REIT  21,430 1,116
Gaming & Leisure Properties, REIT  13,572 629
Highwoods Properties, REIT  16,766 735
Lamar Advertising, Class A, REIT  8,016 909
National Health Investors, REIT  12,426 665
National Retail Properties, REIT  21,502 929
Omega Healthcare Investors, REIT  22,798 683
Pebblebrook Hotel Trust, REIT  34,611 776
PS Business Parks, REIT  4,397 689
Rexford Industrial Realty, REIT  10,054 570
Ryman Hospitality Properties, REIT (1) 10,193 853
Service Properties Trust, REIT  31,881 357
STORE Capital, REIT  25,827 827
Terreno Realty, REIT  10,279 650
WP Carey, REIT  11,962 874
Total Real Estate 17,759
UTILITIES 2.6%
Electric Utilities 1.2%
NRG Energy  2,978 122

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
OGE Energy  25,380 836
Pinnacle West Capital  11,424 827
Portland General Electric  18,701 879
2,664
Gas Utilities 0.7%
Atmos Energy  3,819 337
Southwest Gas Holdings  6,955 465
UGI  15,419 657
1,459
Independent Power & Renewable Electricity Producers 0.1%
Brookfield Renewable, Class A  6,493 252
252
Multi-Utilities 0.1%
Unitil  4,958 212
212
Water Utilities 0.5%
American Water Works  1,703 288
Essential Utilities  8,921 411
SJW Group  5,504 364
1,063
Total Utilities 5,650
Total Common Stocks (Cost $166,358) 219,458
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 0.05% (3)(4) 2,000,350 2,000
Total Short-Term Investments (Cost $2,000) 2,000

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 31,873 319
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 319
Total Securities Lending Collateral (Cost $319) 319
Total Investments in Securities 99.9%
(Cost $168,677) $ 221,777
Other Assets Less Liabilities 0.1% 195
Net Assets 100.0% $ 221,972
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 657 ¤ ¤ $ 2,000
T. Rowe Price Short-Term Fund,
0.07% 3,384 ¤ ¤ 319
Total $ 2,319 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,319.

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On September 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F202-054Q3 09/21